Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																				6 Months Ended		12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ (21,598)	[1]	$ (18,142)	[1]	$ (13,781)	[1]	$ (11,488)	[1]	$ 49,762	[1]	$ (13,127)	[1]	$ 20,004	[1]	$ 6,595	[1]	$ (3,643)	[1]	$ (2,971)	[1]	$ (39,741)	$ 36,636	$ 11,366	$ 19,984	$ (20,269)
Noncumulative dividends on convertible preferred stock																						(12,664)	(11,366)	(18,757)
Undistributed earnings allocated to participating securities																						(22,715)		(1,148)
Net income (loss) attributable to common stockholders, basic																					(39,741)	1,257		79	(20,269)
Adjustment to undistributed earnings allocated to participating securities																						559		48
Net income (loss) attributable to common stockholders, diluted																					$ (39,741)	$ 1,816		$ 127	$ (20,269)
Shares used to compute net income (loss) per share attributable to common stockholders:
Weighted average common shares outstanding																					8,078,308	1,329,133	1,350,939	1,249,778	1,207,106
Weighted average effect of dilutive stock options																						639,688	697,928	839,428
Weighted average number of shares outstanding, diluted shares																					8,078,308	1,968,821	2,048,867	2,089,206	1,207,106
Net income (loss) per share attributable to common stockholders:
Basic					$ (10.02)	[1]	$ (8.38)	[1]	$ 1.71	[1]	$ (10.08)	[1]	$ 0.65	[1]	$ 0.12	[1]	$ (2.95)	[1]	$ (2.42)	[1]	$ (4.92)	$ 0.95	$ 0.00	$ 0.06	$ (16.79)
Diluted					$ (10.02)	[1]	$ (8.38)	[1]	$ 1.67	[1]	$ (10.08)	[1]	$ 0.62	[1]	$ 0.11	[1]	$ (2.95)	[1]	$ (2.42)	[1]	$ (4.92)	$ 0.92	$ 0.00	$ 0.06	$ (16.79)

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.